UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

              Report for the Calendar Year or Quarter Ended 9/30/04

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jon R. Bauer
Title:    Managing Member
Phone:    (203) 862-8200

Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut            11/11/04
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE
Form 13F Information Table Entry Total:  32
Form 13F Information Table Value Total: $364,883(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                        FORM 13F INFORMATION TABLE

Contrarian Capital Management, LLC
Form 13F Holdings
Combined Accounts
30-Sep-04
COLUMN 1                    COLUMN  2        COLUMN 3     COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8

                             TITLE                                     SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP       VALUE         PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE  SHARED  NONE
--------------               --------         -----       --------      -------   --------  ----------  ----    ----  ------  ----
Alderwoods Groups Inc.       COM              014383103    7,980,318     811,833  SH        Sole        None     X
Amvescap PLC                 COM              03235E100      274,250      25,000  SH        Sole        None     X
Arch Wireless Inc.           CL A             039392709   52,391,540   1,823,583  SH        Sole        None     X
Conseco Inc.                 COM NEW          208464883      987,282      55,905  SH        Sole        None     X
Foot Locker Inc.             COM              344849104   18,453,176     778,615  SH        Sole        None     X
Genesis Healthcare Corp.     COM              37184D101      796,012      26,176  SH        Sole        None     X
Hayes Lemmerz Intl Inc.      COM NEW          420781304    4,377,944     430,900  SH        Sole        None     X
Hollywood Entmt Corp.        COM              436141105   10,901,524   1,104,511  SH        Sole        None     X
IMC Global Inc.              COM              449669100   17,898,484   1,029,240  SH        Sole        None     X
Janus Cap Group Inc.         COM              47102X105    5,929,877     435,700  SH        Sole        None     X
Leucadia National Corp.      COM              527288104    1,978,218      34,920  SH        Sole        None     X
MCI Inc.                     COM              552691107   40,080,573   2,392,870  SH        Sole        None     X
MI Devs Inc.                 CL A Sub VTG     55304x104    5,430,088     214,628  SH        Sole        None     X
Magna Entmt Corp.            CL A             559211107      997,350     183,000  SH        Sole        None     X
Miller Inds Inc              COM NEW          600551204    6,644,067     734,151  SH        Sole        None     X
Mitcham Inds Inc.            COM              606501104    1,352,771     220,321  SH        Sole        None     X
NRG Energy Inc               COM NEW          629377508    2,981,746     110,681  SH        Sole        None     X
NTL Inc. Del                 COM              62940M104    1,551,750      25,000  SH        Sole        None     X
Neighborcare Inc.            COM              64015Y104    1,641,058      64,736  SH        Sole        None     X
PMA Cap Corp.                CL A             693419202    9,682,377   1,282,434  SH        Sole        None     X
Parker Drilling Co           COM              701081101   33,627,109   9,162,700  SH        Sole        None     X
Pier 1 Imports Inc           COM              720279108    6,573,888     363,600  SH        Sole        None     X
Prepaid Legal Svcs Inc.      COM              740065107    5,477,544     213,300  SH        Sole        None     X
Price Communications Corp.   COM NEW          741437305    4,717,283     309,330  SH        Sole        None     X
Quality Dist Inc Fla         COM              74756M102      627,980     102,779  SH        Sole        None     X
Radiologix Inc.              COM              75040k109    7,535,053   2,122,550  SH        Sole        None     X
Rite Aid Corp                COM              767754104   19,516,172   5,544,367  SH        Sole        None     X
Stolt Offshore SA            SP ADR REG COM   861567105   32,742,936   6,709,618  SH        Sole        None     X
Sun Healthcare Group         COM NEW          866933401    2,305,759     287,860  SH        Sole        None     X
Terra Inds Inc               COM              880915103   22,373,976   2,583,600  SH        Sole        None     X
United Globalcom             CL A             913247508    5,708,948     764,250  SH        Sole        None     X
Washington Group Intl Inc.   COM NEW          938862208   31,345,710     905,422  SH        Sole        None     X

01385.0001 #525106